Condensed financial information of the parent company (Details) - Schedule of condensed balance sheets - Parent [Member] - Parent Company [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 8,318,219	$ 21,770
Debt investments	40,835,000
Other current assets, net	868,949
Due from subsidiaries	46,448,162
Total current assets	96,470,330	21,770
Non-current assets:
Intangible assets, net	19,714,079
Investment in subsidiaries	(5,030,523)	18,022,460
Total non-current assets	14,683,556	18,022,460
Total assets	111,153,886	18,044,230
Current liabilities:
Accrued liabilities and other payables	8,027,480
Due to subsidiaries		64,871
Total current liabilities	8,027,480	64,871
Total liabilities	8,027,480	64,871
Shareholders’ equity:
Ordinary share, HKD0.001 par value, 380,000,000 shares authorized, nil and 111,771,000 shares issued and outstanding at December 31, 2020 and 2019, respectively		14,330
Additional paid-in capital	138,288,921	23,888,023
Retained earnings (deficit)	(38,581,419)	(7,905,999)
Statutory reserves	11,049,847	11,049,847
Accumulated other comprehensive loss	(7,648,332)	(9,066,842)
Total shareholders’ equity	103,126,406	17,979,359
Total liabilities and shareholders’ equity	111,153,886	$ 18,044,230
Class A ordinary share
Shareholders’ equity:
Ordinary share value	11,411
Class B ordinary share
Shareholders’ equity:
Ordinary share value	$ 5,978